Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	Kensington Active Advantage Fund
Class Name	Institutional Class
Trading Symbol	KADIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kensington Active Advantage Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/active-advantage-fund/. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/active-advantage-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$145	1.37%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Active Advantage Fund successfully navigated a shifting macroeconomic landscape by dynamically adjusting its exposure to volatility and changing market leadership. The Fund began the year with a balanced, Risk-On approach, pairing core US equities with high-yield and floating-rate credit. This diversified foundation allowed us to capture early gains while remaining prepared for the evolving risks that defined the first half of the year.
When trade policy uncertainty sparked market turbulence in the first quarter, our defensive framework prompted a timely reduction in equity exposure, shifting toward cash and short-term Treasuries to preserve capital. As markets found their footing in April, the Fund proactively reengaged, rotating back to a fully invested posture. This mid-year recovery was supported by a widened fixed income focus that included emerging market debt and multisector bonds, alongside an equity sleeve diversified across growth, value, and dividend strategies.
The Fund maintained this momentum through the third quarter, benefiting from supportive credit conditions and broad equity gains. While growth-oriented stocks faced a pullback at year-end, our diversified satellite positions in value and core equities, combined with a resilient fixed income portfolio, helped us maintain positive performance through the fourth quarter. This active approach ensured the fund stayed aligned with market opportunities while managing the risks of a complex year

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/23/2022)
Institutional Class (without sales charge)	12.01	4.68
50% S&P500/50% Bloomberg Capital Aggregate Bond	12.64	7.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/solutions/active-advantage-fund/ for more recent performance information.
Net Assets	$ 58,168,924
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 318,755
Investment Company Portfolio Turnover	168.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$58,168,924
Number of Holdings	17
Net Advisory Fee	$318,755
Portfolio Turnover	168%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Exchange Traded Funds	71.8%
Investments Purchased with Proceeds from Securities Lending	36.3%
Open-End Funds	24.9%
Cash & Other	-33.0%

Top 10 Issuers	(%)
Manning & Napier High Yield Bond Series	13.6%
Vanguard Total Stock Market ETF	11.7%
Invesco QQQ Trust Series 1	11.3%
Victory Pioneer Strategic Income Fund	11.2%
Vanguard S&P 500 ETF	9.1%
Janus Henderson AAA CLO ETF	6.8%
iShares Broad USD High Yield Corporate Bond ETF	6.2%
iShares 5-10 Year Investment Grade Corporate Bond ETF	4.9%
iShares Core High Dividend ETF	4.7%
BNY Mellon Global Infrastructure Income ETF	4.5%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/active-advantage-fund/
Kensington Credit Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Kensington Credit Opportunities ETF
Class Name	Kensington Credit Opportunities ETF
Trading Symbol	KAMO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kensington Credit Opportunities ETF for the period of December 16, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/etfs-kamo/. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/etfs-kamo/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Kensington Credit Opportunities ETF	$3	0.85%
[1],[2]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Credit Opportunities ETF navigated 2025 by prioritizing capital preservation during periods of market stress while selectively re-engaging as conditions stabilized. We began the year focused on high yield, investment grade, and securitized debt, but ended the year with a robust portfolio led by high yield credit, complemented by strategic positions in investment grade corporates and asset-backed securities, ensuring a balanced approach to income and stability heading into the new year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/16/2025)
Kensington Credit Opportunities ETF NAV	0.36
Bloomberg U.S. Aggregate Bond Index	0.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/solutions/etfs-kamo/ for more recent performance information.
Net Assets	$ 78,075,285
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 18,216
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$78,075,285
Number of Holdings	5
Net Advisory Fee	$18,216
Portfolio Turnover	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Exchange Traded Funds	100.0%

Top 10 Issuers	(%)
iShares Broad USD High Yield Corporate Bond ETF	70.5%
Vanguard Short-Term Corporate Bond ETF	10.1%
iShares Broad USD Investment Grade Corporate Bond ETF	8.1%
Vanguard Short-Term Treasury ETF	6.2%
Janus Henderson AAA CLO ETF	5.1%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/etfs-kamo/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Kensington Defender Fund
Class Name	Institutional Class
Trading Symbol	DFNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kensington Defender Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/defender-fund/. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/defender-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$159	1.49%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Defender Fund delivered its strongest yearly performance in 2025 by leveraging a systematic, momentum-driven framework that captured broad strength across global markets. While US equities remained solid, the year was defined by a shift in leadership toward international developed and emerging markets. The Fund’s approach successfully navigated this transition, maintaining diversified exposure across US and international equities as well as real assets, while using risk-management overlays to protect the portfolio as conditions evolved.
A key highlight of the year was the significant contribution from gold, which benefited from central bank demand and geopolitical tensions. Additionally, our positions in Japan and emerging markets added value as investors rotated away from a strictly US-centric focus. By year-end, momentum indicators showed positive signals across all twelve monitored categories, reflecting a healthy and broad participation in market gains that guided our positioning into the new year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/31/2023)
Institutional Class (without sales charge)	13.17	7.98
Morningstar Global 60/40 NR	16.34	13.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/solutions/defender-fund/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund’s distribution policy allocates a set 4% per annum of the Fund’s net asset value to shareholders, payable on a monthly basis. As of the period ended December 31, 2025, approximately 100% of the Fund’s distributions were considered net investment income and the remaining approximate 0% of the distributions were considered return of capital.

Net Assets	$ 80,255,791
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 834,319
Investment Company Portfolio Turnover	260.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$80,255,791
Number of Holdings	24
Net Advisory Fee	$834,319
Portfolio Turnover	260%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Exchange Traded Funds	85.9%
Common Stocks	9.9%
Purchased Options	0.8%
Written Options	-0.6%
Cash & Other	4.0%

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	16.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	14.3%
abrdn Physical Gold Shares ETF	14.2%
SPDR Portfolio Emerging Markets ETF	13.9%
Franklin FTSE Japan ETF	13.5%
Invesco QQQ Trust Series 1	13.2%
Galaxy Plus Fund SPC - Cane Kensington Opportunity Offshore Feeder Fund (546) Segregated Portfolio	9.9%
S&P 500 Index	0.2%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/defender-fund/
Class A
Shareholder Report [Line Items]
Fund Name	Kensington Dynamic Allocation Fund
Class Name	Class A
Trading Symbol	KAGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kensington Dynamic Allocation Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$189	1.59%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Dynamic Allocation Fund delivered its strongest yearly return since the funds inception in 2020. This achievement was possible by proactively managing a year marked by both significant rallies and sudden shifts in trade policy. Our disciplined risk framework allowed us to move to a defensive, Risk-Off posture during the sharp market selloff in early spring, successfully preserving capital before reentering the market just in time for the subsequent recovery.
The middle of the year saw markets advance as inflation eased and artificial intelligence themes drove concentrated growth in large-cap stocks. The Fund remained fully engaged during this period, blending growth and core equity investments to capture the broad upward momentum. While a late-year pullback in growth stocks resulted in a modestly negative December, the Fund’s ability to stay Risk-On for 35 consecutive weeks underscored our commitment to participating in market gains while maintaining the flexibility to navigate short-term volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/23/2020)
Class A (without sales charge)	37.20	11.72	11.56
Class A (with sales charge)	30.67	10.65	10.52
S&P 500 TR	17.88	14.42	15.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/ for more recent performance information.
Net Assets	$ 1,274,562,211
Holdings Count | $ / shares	19
Advisory Fees Paid, Amount	$ 12,267,540
Investment Company Portfolio Turnover	222.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,274,562,211
Number of Holdings	19
Net Advisory Fee	$12,267,540
Portfolio Turnover	222%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Exchange Traded Funds	90.4%
Cash & Other	9.6%

Top 10 Issuers	(%)
Invesco QQQ Trust Series 1	16.7%
Vanguard S&P 500 ETF	11.9%
Vanguard Mega Cap Growth ETF	8.5%
Vanguard Growth ETF	8.5%
iShares Russell 1000 Growth ETF	8.3%
PGIM Ultra Short Bond ETF	6.2%
Janus Henderson Short Duration Income ETF	5.8%
VanEck IG Floating Rate ETF	5.2%
JPMorgan Ultra-Short Income ETF	4.6%
iShares Floating Rate Bond ETF	4.3%

Material Fund Change [Text Block]	Effective April 30, 2025, the Fund’s name changed from Kensington Dynamic Growth Fund to Kensington Dynamic Allocation Fund.
Material Fund Change Name [Text Block]	Effective April 30, 2025, the Fund’s name changed from Kensington Dynamic Growth Fund to Kensington Dynamic Allocation Fund.
Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/
Class C
Shareholder Report [Line Items]
Fund Name	Kensington Dynamic Allocation Fund
Class Name	Class C
Trading Symbol	KAGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kensington Dynamic Allocation Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$276	2.34%

Expenses Paid, Amount	$ 276
Expense Ratio, Percent	2.34%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Dynamic Allocation Fund delivered its strongest yearly return since the funds inception in 2020. This achievement was possible by proactively managing a year marked by both significant rallies and sudden shifts in trade policy. Our disciplined risk framework allowed us to move to a defensive, Risk-Off posture during the sharp market selloff in early spring, successfully preserving capital before reentering the market just in time for the subsequent recovery.
The middle of the year saw markets advance as inflation eased and artificial intelligence themes drove concentrated growth in large-cap stocks. The Fund remained fully engaged during this period, blending growth and core equity investments to capture the broad upward momentum. While a late-year pullback in growth stocks resulted in a modestly negative December, the Fund’s ability to stay Risk-On for 35 consecutive weeks underscored our commitment to participating in market gains while maintaining the flexibility to navigate short-term volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/23/2020)
Class C (without sales charge)	36.11	10.87	10.75
Class C (with sales charge)	35.11	10.87	10.75
S&P 500 TR	17.88	14.42	15.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/ for more recent performance information.
Net Assets	$ 1,274,562,211
Holdings Count | $ / shares	19
Advisory Fees Paid, Amount	$ 12,267,540
Investment Company Portfolio Turnover	222.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,274,562,211
Number of Holdings	19
Net Advisory Fee	$12,267,540
Portfolio Turnover	222%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Exchange Traded Funds	90.4%
Cash & Other	9.6%

Top 10 Issuers	(%)
Invesco QQQ Trust Series 1	16.7%
Vanguard S&P 500 ETF	11.9%
Vanguard Mega Cap Growth ETF	8.5%
Vanguard Growth ETF	8.5%
iShares Russell 1000 Growth ETF	8.3%
PGIM Ultra Short Bond ETF	6.2%
Janus Henderson Short Duration Income ETF	5.8%
VanEck IG Floating Rate ETF	5.2%
JPMorgan Ultra-Short Income ETF	4.6%
iShares Floating Rate Bond ETF	4.3%

Material Fund Change [Text Block]	Effective April 30, 2025, the Fund’s name changed from Kensington Dynamic Growth Fund to Kensington Dynamic Allocation Fund.
Material Fund Change Name [Text Block]	Effective April 30, 2025, the Fund’s name changed from Kensington Dynamic Growth Fund to Kensington Dynamic Allocation Fund.
Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Kensington Dynamic Allocation Fund
Class Name	Institutional Class
Trading Symbol	KAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kensington Dynamic Allocation Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$159	1.34%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Dynamic Allocation Fund delivered its strongest yearly return since the funds inception in 2020. This achievement was possible by proactively managing a year marked by both significant rallies and sudden shifts in trade policy. Our disciplined risk framework allowed us to move to a defensive, Risk-Off posture during the sharp market selloff in early spring, successfully preserving capital before reentering the market just in time for the subsequent recovery.
The middle of the year saw markets advance as inflation eased and artificial intelligence themes drove concentrated growth in large-cap stocks. The Fund remained fully engaged during this period, blending growth and core equity investments to capture the broad upward momentum. While a late-year pullback in growth stocks resulted in a modestly negative December, the Fund’s ability to stay Risk-On for 35 consecutive weeks underscored our commitment to participating in market gains while maintaining the flexibility to navigate short-term volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/23/2020)
Institutional Class (without sales charge)	37.59	12.00	11.85
S&P 500 TR	17.88	14.42	15.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/ for more recent performance information.
Net Assets	$ 1,274,562,211
Holdings Count | $ / shares	19
Advisory Fees Paid, Amount	$ 12,267,540
Investment Company Portfolio Turnover	222.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,274,562,211
Number of Holdings	19
Net Advisory Fee	$12,267,540
Portfolio Turnover	222%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Exchange Traded Funds	90.4%
Cash & Other	9.6%

Top 10 Issuers	(%)
Invesco QQQ Trust Series 1	16.7%
Vanguard S&P 500 ETF	11.9%
Vanguard Mega Cap Growth ETF	8.5%
Vanguard Growth ETF	8.5%
iShares Russell 1000 Growth ETF	8.3%
PGIM Ultra Short Bond ETF	6.2%
Janus Henderson Short Duration Income ETF	5.8%
VanEck IG Floating Rate ETF	5.2%
JPMorgan Ultra-Short Income ETF	4.6%
iShares Floating Rate Bond ETF	4.3%

Material Fund Change [Text Block]	Effective April 30, 2025, the Fund’s name changed from Kensington Dynamic Growth Fund to Kensington Dynamic Allocation Fund.
Material Fund Change Name [Text Block]	Effective April 30, 2025, the Fund’s name changed from Kensington Dynamic Growth Fund to Kensington Dynamic Allocation Fund.
Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/
Kensington Hedged Premium Income ETF
Shareholder Report [Line Items]
Fund Name	Kensington Hedged Premium Income ETF
Class Name	Kensington Hedged Premium Income ETF
Trading Symbol	KHPI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kensington Hedged Premium Income ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/etfs-khpi/. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/etfs-khpi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kensington Hedged Premium Income ETF	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Hedged Premium Income ETF concluded 2025 with positive results, delivering favorably to traditional income-oriented asset classes like high yield, aggregate bonds, and REITs. While the ETF’s defensive options structure is designed to trade some upside potential for protection—resulting in lower returns than the S&P 500 during a strong market year—its focus on downside mitigation proved highly effective for investors.
The value of this protective approach was evident during the market drawdown from February to April. While the S&P 500 Index declined, the ETF’s decline was limited, allowing for a much faster recovery during the subsequent rally. By combining quarterly downside buffers with long call positions to capture upside participation, the ETF’s successfully balanced consistent income generation with capital preservation throughout the year’s volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/04/2024)
Kensington Hedged Premium Income ETF NAV	11.30	11.58
S&P 500 TR	17.88	19.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/solutions/etfs-khpi/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund’s distribution policy allocates a set 9% per annum of the Fund’s net asset value to shareholders, payable on a monthly basis. As of the year ended December 31, 2025, approximately 5% of the Fund’s distributions were considered net investment income and the remaining approximate 95% of the distributions were considered return of capital.

Net Assets	$ 263,930,444
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 1,459,263
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$263,930,444
Number of Holdings	5
Net Advisory Fee	$1,459,263
Portfolio Turnover	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Exchange Traded Funds	100.1%
Purchased Options	1.2%
Written Options	-1.4%
Cash & Other	0.1%

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	100.1%
S&P 500 Index Options	-0.1%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/etfs-khpi/
Class A
Shareholder Report [Line Items]
Fund Name	Kensington Managed Income Fund
Class Name	Class A
Trading Symbol	KAMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$164	1.60%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Managed Income Fund achieved a positive return for the year by successfully navigating a year of evolving economic growth and shifting monetary policy. The Fund maintained a consistent Risk-On posture, particularly during the first half of the year when resilient economic data supported higher-yielding credit. As the market faced mid-year volatility driven by trade and labor uncertainties, our selective approach allowed us to benefit from the broad recovery in fixed income that followed easing inflation pressures.
The final months of the year were defined by a clear shift toward lower interest rates, with the Federal Reserve delivering two 25-basis-point cuts to end the year at a 3.50%–3.75% target range. To capitalize on this environment, Managed Income remained fully Risk-On for eight consecutive months through year-end. By focusing on US high yield and multisector fixed income, the Fund emphasized income-generating assets with lower sensitivity to interest rate changes, which outperformed long-duration Treasuries and drove our performance for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/28/2019)
Class A (without sales charge)	5.02	1.43	2.71
Class A (with sales charge)	0.06	0.44	1.95
Bloomberg US Aggregate Bond Index	7.30	-0.36	1.49
ICE BofA US High Yield Total Return Index	8.50	4.50	5.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/ for more recent performance information.
Net Assets	$ 714,635,032
Holdings Count | $ / shares	19
Advisory Fees Paid, Amount	$ 9,744,434
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$714,635,032
Number of Holdings	19
Net Advisory Fee	$9,744,434
Portfolio Turnover	129%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Open-End Funds	55.7%
Exchange Traded Funds	44.3%

Top 10 Issuers	(%)
American High-Income Trust	21.6%
iShares Broad USD High Yield Corporate Bond ETF	11.3%
State Street SPDR Portfolio High Yield Bond ETF	10.8%
Manning & Napier High Yield Bond Series	9.2%
Fidelity Capital & Income Fund	7.6%
BlackRock High Yield Portfolio	7.2%
Xtrackers USD High Yield Corporate Bond ETF	6.8%
VanEck Fallen Angel High Yield Bond ETF	5.7%
PIMCO Multisector Bond Active ETF	5.5%
Victory Pioneer Strategic Income Fund	3.6%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/
Class C
Shareholder Report [Line Items]
Fund Name	Kensington Managed Income Fund
Class Name	Class C
Trading Symbol	KAMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$240	2.35%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Managed Income Fund achieved a positive return for the year by successfully navigating a year of evolving economic growth and shifting monetary policy. The Fund maintained a consistent Risk-On posture, particularly during the first half of the year when resilient economic data supported higher-yielding credit. As the market faced mid-year volatility driven by trade and labor uncertainties, our selective approach allowed us to benefit from the broad recovery in fixed income that followed easing inflation pressures.
The final months of the year were defined by a clear shift toward lower interest rates, with the Federal Reserve delivering two 25-basis-point cuts to end the year at a 3.50%–3.75% target range. To capitalize on this environment, Managed Income remained fully Risk-On for eight consecutive months through year-end. By focusing on US high yield and multisector fixed income, the Fund emphasized income-generating assets with lower sensitivity to interest rate changes, which outperformed long-duration Treasuries and drove our performance for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/27/2019)
Class C (without sales charge)	4.24	0.67	1.77
Class C (with sales charge)	3.24	0.67	1.77
Bloomberg US Aggregate Bond Index	7.30	-0.36	0.80
ICE BofA US High Yield Total Return Index	8.50	4.50	5.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/ for more recent performance information.
Net Assets	$ 714,635,032
Holdings Count | $ / shares	19
Advisory Fees Paid, Amount	$ 9,744,434
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$714,635,032
Number of Holdings	19
Net Advisory Fee	$9,744,434
Portfolio Turnover	129%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Open-End Funds	55.7%
Exchange Traded Funds	44.3%

Top 10 Issuers	(%)
American High-Income Trust	21.6%
iShares Broad USD High Yield Corporate Bond ETF	11.3%
State Street SPDR Portfolio High Yield Bond ETF	10.8%
Manning & Napier High Yield Bond Series	9.2%
Fidelity Capital & Income Fund	7.6%
BlackRock High Yield Portfolio	7.2%
Xtrackers USD High Yield Corporate Bond ETF	6.8%
VanEck Fallen Angel High Yield Bond ETF	5.7%
PIMCO Multisector Bond Active ETF	5.5%
Victory Pioneer Strategic Income Fund	3.6%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Kensington Managed Income Fund
Class Name	Institutional Class
Trading Symbol	KAMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$139	1.35%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Managed Income Fund achieved a positive return for the year by successfully navigating a year of evolving economic growth and shifting monetary policy. The Fund maintained a consistent Risk-On posture, particularly during the first half of the year when resilient economic data supported higher-yielding credit. As the market faced mid-year volatility driven by trade and labor uncertainties, our selective approach allowed us to benefit from the broad recovery in fixed income that followed easing inflation pressures.
The final months of the year were defined by a clear shift toward lower interest rates, with the Federal Reserve delivering two 25-basis-point cuts to end the year at a 3.50%–3.75% target range. To capitalize on this environment, Managed Income remained fully Risk-On for eight consecutive months through year-end. By focusing on US high yield and multisector fixed income, the Fund emphasized income-generating assets with lower sensitivity to interest rate changes, which outperformed long-duration Treasuries and drove our performance for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/28/2019)
Institutional Class (without sales charge)	5.29	1.68	2.97
Bloomberg US Aggregate Bond Index	7.30	-0.36	1.49
ICE BofA US High Yield Total Return Index	8.50	4.50	5.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/ for more recent performance information.
Net Assets	$ 714,635,032
Holdings Count | $ / shares	19
Advisory Fees Paid, Amount	$ 9,744,434
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$714,635,032
Number of Holdings	19
Net Advisory Fee	$9,744,434
Portfolio Turnover	129%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Open-End Funds	55.7%
Exchange Traded Funds	44.3%

Top 10 Issuers	(%)
American High-Income Trust	21.6%
iShares Broad USD High Yield Corporate Bond ETF	11.3%
State Street SPDR Portfolio High Yield Bond ETF	10.8%
Manning & Napier High Yield Bond Series	9.2%
Fidelity Capital & Income Fund	7.6%
BlackRock High Yield Portfolio	7.2%
Xtrackers USD High Yield Corporate Bond ETF	6.8%
VanEck Fallen Angel High Yield Bond ETF	5.7%
PIMCO Multisector Bond Active ETF	5.5%
Victory Pioneer Strategic Income Fund	3.6%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/managed-income-fund/

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.